Joint Ventures	12 Months Ended
Dec. 31, 2010
Joint Ventures [Abstract]
JOINT VENTURES
5. JOINT VENTURES
UDR has entered into joint ventures with unrelated third parties for real estate assets that are either consolidated and included in real estate owned on our Consolidated Balance Sheets or are accounted for under the equity method of accounting, which are not consolidated and are included in investment in unconsolidated joint ventures on our Consolidated Balance Sheets. The Company consolidates an entity in which we own less than 100% but control the joint venture as well as any variable interest entity where we are the primary beneficiary. In addition, the Company consolidates any joint venture in which we are the general partner or managing member and the third party does not have the ability to substantively participate in the decision-making process nor do they have the ability to remove us as general partner or managing member without cause.
UDR’s joint ventures are funded with a combination of debt and equity. Our losses are limited to our investment and except as noted below, the Company does not guarantee any debt, capital payout or other obligations associated with our joint venture portfolio.
Consolidated Joint Ventures
UDR is a partner with an unaffiliated third party in a joint venture (“989 Elements”) which owns and operates a 23-story, 166 home high-rise apartment community in the central business district of Bellevue, Washington. On December 30, 2009, UDR entered into an agreement with our partner to purchase its 49% interest in 989 Elements for $7.7 million. Concurrently, our partner resigned as managing member and appointed UDR as managing member. In addition, our partner relinquished its voting rights and approval rights and its ability to substantively participate in the decision-making process of the joint venture resulting in the consolidation of the joint venture. The joint venture assets and liabilities were recorded at fair value. The fair value of the assets was $55 million ($54.8 million of real estate owned and $200,000 of current assets) and the fair value of liabilities was $34.1 million ($33.4 million of a construction loan, net of fair market value adjustment of $1.6 million and $700,000 of current liabilities) at the consolidation date. During the year ended December 31, 2009, UDR recognized a gain on the remeasurement of our previously held equity interest in the joint venture, acquired assets and assumed liabilities to fair value of $3.4 million and is included in “Gain on consolidation of joint ventures” on our Consolidated Statements of Operations.
On December 31, 2009, the Company repaid the outstanding balance of $35 million on the construction loan held by 989 Elements. As a result, the Company wrote off the adjustment to record the fair value of the construction loan assumed on December 30, 2009 of $1.6 million and is included in “Write off of fair market value adjustment” on our Consolidated Statements of Operations for the year ended December 31, 2009. In March 2010, the Company paid $7.7 million and acquired our partner’s 49% interest in the joint venture. At the closing of the agreement and at December 31, 2010, the Company’s interest in 989 Elements was 98%. The activities and accounts of 989 Elements are included in the Company’s consolidated financial position as of December 31, 2010 and 2009 and consolidated results of operations and cash flows during the year ended December 31, 2010 and the two day period ending December 31, 2009.
UDR is a partner with an unaffiliated third party in a joint venture (“Elements Too”) which owns and operates a 274 home apartment community in the central business district of Bellevue, Washington. Construction began in the fourth quarter of 2006 and was completed in the first quarter of 2010. On October 16, 2009, our partner resigned as managing member and appointed UDR as managing member. In addition, our partner relinquished its voting rights and approval rights and its ability to substantively participate in the decision-making process of the joint venture resulting in the consolidation of the joint venture. The joint venture assets and liabilities were recorded at fair value. Prior to consolidation, our equity investment in Elements Too was $24.4 million (net of an $11 million impairment loss discussed below) at October 16, 2009. The fair value of the assets was $100.3 million ($99.5 million of real estate owned and $814,000 of other assets) and the fair value of liabilities was $75.6 million ($70.5 million of a construction loan, $917,000 of a derivative instrument, and $4.2 million of other liabilities). During the year ended December 31, 2009, UDR recognized a loss on the remeasurement of our previously held equity interest in the joint venture, acquired assets and assumed liabilities to fair value of $1.9 million and is included in “Gain on consolidation of joint ventures” on our Consolidated Statements of Operations.
On December 30, 2009, UDR entered into an agreement with our partner to purchase its 49% interest in Elements Too for $3.2 million. In March 2010, the Company paid the outstanding balance of $3.2 million and acquired our partner’s 49% interest in the joint venture. At the closing of the agreement and at December 31, 2010, the Company’s interest in Elements Too was 98%. During the year ended December 31, 2010, the Company repaid the outstanding balance of $70.5 million on the construction loan held by Elements Too. The activities and accounts of Elements Too are included in the Company’s consolidated financial position as of December 31, 2010 and 2009 and consolidated results of operations and cash flows during the year ended December 31, 2010 and the seventy-six day period ending December 31, 2009.
UDR is a partner with an unaffiliated third party in a joint venture (“Bellevue”) which owns an operating retail site in Bellevue, Washington. The Company initially planned to develop a 430 home high rise apartment building with ground floor retail on an existing operating retail center. However, during the year ended December 31, 2009, the joint venture decided to continue to operate the retail property as opposed to developing a high rise apartment building on the site. On December 30, 2009, UDR entered into an agreement with our partner to purchase its 49% interest in Bellevue for $5.2 million. In addition, our partner resigned as managing member and appointed UDR as managing member. Concurrent with its resignation, our partner relinquished its voting rights and approval rights and its ability to substantively participate in the decision-making process of the joint venture resulting in the consolidation of the joint venture at fair value. Prior to consolidation, our equity investment in Bellevue was $5 million (net of a $5 million impairment loss discussed below). The fair value of the assets was $33 million ($32.8 million of real estate owned and $211,000 of other assets) and the fair value of liabilities was $23.0 million ($22.3 million of a mortgage payable, $506,000 of a derivative instrument, and $213,000 of other liabilities). During the year ended December 31, 2009, UDR recognized a gain on the remeasurement of our previously held equity interest in the joint venture, acquired assets and assumed liabilities to fair value of $315,000 and is included in “Gain on consolidation of joint ventures” on our Consolidated Statements of Operations. In March 2010, the Company paid $5.2 million and acquired our partner’s 49% interest in the joint venture. At the closing of the agreement, the Company’s interest in Bellevue was 98%. At December 31, 2010, the carrying value of the mortgage payable guaranteed by the Company was $22.3 million. The activities and accounts of Elements Too are included in the Company’s consolidated financial position as of December 31, 2010 and 2009 and consolidated results of operations and cash flows during year ended December 31, 2010 and the two-day period ending December 31, 2009.
Prior to their consolidation in 2009, we evaluated our investments in these joint ventures when events or changes in circumstances indicate that there may be an other-than-temporary decline in value. We considered various factors to determine if a decrease in value of each of these investments was other-than-temporary. In 2009, we recognized a non-cash charge of $16 million representing the other-than-temporary decline in fair values below the carrying values of two of the Company’s investments in Bellevue, Washington joint ventures.
During 2008, we completed the development of a consolidated joint venture located in Marina del Rey, California with 298 apartment homes and a carrying value of $139.3 million. In December 2008, we acquired for $1.5 million our joint venture partner’s interest in their profit participation and terminated the property management agreement that had approximately two years remaining on the pre-existing contract. As a result of terminating our arrangement, the Company recorded a charge to earnings of $305,000 as the profit component related to the management agreement and capitalized the balance as part of the investment in real estate. The component capitalized as the investment in real estate is depreciated over the average remaining life of the tangible assets. As of December 31, 2008, the Company included this property as a component of our wholly-owned communities.
Unconsolidated Joint Ventures
The Company recognizes earnings or losses from our investments in unconsolidated joint ventures consisting of our proportionate share of the net earnings or loss of the joint venture. In addition, we may earn fees for providing management services to the unconsolidated joint ventures. As of December 31, 2010, UDR had investments in the following unconsolidated joint ventures which are accounted for under the equity method of accounting.
In November 2010, the Company acquired The Hanover Company’s (“Hanover”) partnership interests in the Hanover/MetLife Master Limited Partnership (the“UDR/MetLife Partnership”). The UDR/MetLife Partnership owns a portfolio of 26 operating communities containing 5,748 apartment homes and 11 land parcels with the potential to develop approximately 2,300 additional apartment homes. Under the terms of the UDR/MetLife Partnership, UDR will act as the general partner and earn fees for property and asset management and financing transactions.
UDR acquired ownership interests of 12.27% in the operating communities and 4.14% in the land parcels for $100.8 million. The initial investment of $100.8 million consists of $71.8 million in cash, which includes associated transaction costs, and a $30 million payable (includes discount of $1 million) to Hanover. UDR agreed to pay the $30 million balance to Hanover in two interest free installments in the amounts of $20 million and $10 million on the first and second anniversaries of the closing, respectively. The $30 million payable was recorded at its present value of $29 million using an effective interest rate of 2.67%. At December 31, 2010, the net carrying value of the payable was $29.1 million, and interest expense of $129,000 was recorded during the year ended December 31, 2010. At December 31, 2010, the Company’s investment was $122.2 million.
UDR’s total cost of its equity investment of $100.8 million differed from the fair value of its proportionate share in the underlying net assets of the UDR/MetLife Partnership of $111.4 million. The difference of $10.6 million was attributable to certain assets and adjustments were allocated to UDR’s proportionate share in the UDR/MetLife Partnership’s buildings of $8.4 million, land of $3.9 million, and ($1.6 million) of lease intangible assets. With the exception of land, the difference related to buildings is amortized and recorded as a component of loss from unconsolidated entities over 45 years and the difference related to lease intangible assets is amortized and recorded as a component of loss from unconsolidated entities over 11 months with the offset to the Company’s carrying value of its equity investment. During the year ended December 31, 2010, the Company recorded $264,000 of amortization.
In connection with the purchase of Hanover’s interests in the UDR/MetLife Partnership, UDR agreed to indemnify Hanover from liabilities from Hanover’s guaranty of $333 million (outstanding at December 31, 2010) in loans which are secured by a security interest in the operating communities subject to the loan. The loans are to the sub-tier partnerships which own the 26 operating communities. The Company anticipates that the balance of these loans will be refinanced by the UDR/MetLife Partnership over the next twelve months.
In October 2010, the Company entered into a venture with an affiliate of Hanover to develop a 240-home community in Stoughton, Massachusetts. At closing and at December 31, 2010, UDR owned a noncontrolling interest of 95% in the joint venture. Our initial investment was $10 million and our investment at December 31, 2010 was $10.3 million.
During 2009, UDR and an unaffiliated third party formed a joint venture for the investment of up to $450 million in multifamily properties located in key, high barrier to entry markets. The partners will contribute equity of $180 million of which the Company’s maximum equity will be 30% or $54 million when fully invested. During the year ended December 31, 2010, the joint venture acquired its first property (151 homes) located in Metropolitan Washington D.C. for $43.1 million. At closing and at December 31, 2010, the Company owned 30%. Our investment at December 31, 2010 and 2009 was $5.2 million and $242,000, respectively.
In November 2007, UDR and an unaffiliated third party formed a joint venture which owns and operates 10 operating properties located in Texas (3,992 homes). UDR contributed cash and a property equal to 20% of the fair value of the properties. The unaffiliated member contributed cash equal to 80% of the fair value of the properties comprising the joint venture, which was then used to purchase the nine operating properties from UDR. Our initial investment was $20.4 million. Our investment at December 31, 2010 and 2009 was $10.3 million and $13.9 million, respectively.
We evaluate our investments in unconsolidated joint ventures when events or changes in circumstances indicate that there may be an other-than-temporary decline in value. We consider various factors to determine if a decrease in the value of the investment is other-than-temporary. Prior to their consolidation and during the year ended December 31, 2009, we recognized a non-cash charge of $16 million representing the other-than-temporary decline in the fair values below the carrying values of two of the Company’s Bellevue, Washington joint ventures, which were previously accounted for under the equity method. The Company did not recognize any other-than-temporary decrease in the value of its other investments in unconsolidated joint ventures during the years ended December 31, 2010 and 2009.
Summarized combined financial information relating to all the unconsolidated joint ventures operations (not just our proportionate share), is presented below for the three years ended December 31, 2010 (dollars in thousands):

	Year Ended December 31,
	2010	2009 (a)	2008 (a)

For the year ended:
Revenues	$60,234	$48,575	$43,486
Real estate depreciation and amortization	28,744	21,133	22,509
Net loss	(29,737)	(11,719)	(18,167)
UDR recorded loss from unconsolidated entities	(4,204)	(18,665)	(3,612)

(a)	Includes results of operations of equity method joint ventures through the effective date of consolidation. See “Consolidated Joint Ventures” above.
Combined summary balance sheets relating to all the unconsolidated joint ventures (not just our proportionate share) is presented below for the years ended December 31, (dollars in thousands):

	2010	2009
Real estate, net	$2,692,167	$320,786
Total assets	2,807,886	332,694
Amount due to UDR	672	779
Third party debt	1,524,872	254,000
Total liabilities	1,580,733	265,091
Non-controlling interest	14,537	—
Equity	1,212,616	67,603
As of December 31, 2010, the Company had deferred fees and deferred profit from the sale of properties of $28.9 million, the majority of which the Company will not recognize until the underlying properties are sold to a third party. The Company recognized $3.2 million of management fees during the year ended December 31, 2010 for our involvement in the joint ventures.
The Company may be required to make additional capital contributions to certain of our joint ventures should additional capital contributions be necessary to fund development costs or operating shortfalls.